Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Redeemable Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020	$ 2,000	$ 4	$ 451	$ 8,100	$ 8,555
Balance, shares at Dec. 31, 2020	10,000,000	20,040,470
Retroactive application of recapitalization	$ (2,000)		2,000		2,000
Retroactive application of recapitalization, shares	(10,000,000)	15,469,477
Adjusted balance, beginning of period		$ 4	2,451	8,100	10,555
Adjusted balance, beginning of period, shares		35,509,947
Net (loss) income				4,338	4,338
Stock compensation expense			734		734
Exercise of stock options			434		$ 434
Exercise of stock options, shares		987,051			987,051	[1]
Balance at Dec. 31, 2021		$ 4	3,619	12,438	$ 16,061
Balance, shares at Dec. 31, 2021		36,496,998
Net (loss) income				(39,571)	(39,571)
Stock compensation expense			2,467		2,467
Exercise of stock options			706		$ 706
Exercise of stock options, shares		581,351			581,351	[1]
Stock purchase agreement			15,000		$ 15,000
Stock purchase agreement, shares		1,498,301
Reverse capitalization, net of transaction costs (See Note 3)
Reverse capitalization, net of transaction costs, shares (See Note 3)		4,238,936
Cashless exercise of liability classified warrants			16,669		16,669
Cashless exercise of liability classified warrants, shares		457,142
Balance at Dec. 31, 2022		$ 4	$ 38,461	$ (27,133)	$ 11,332
Balance, shares at Dec. 31, 2022		43,272,728

[1]	Number of options and weighted average exercise price has been adjusted to reflect the exchange of Legacy Dragonfly’s stock options for New Dragonfly stock options at an exchange ratio of approximately 1.182 as a result of the merger. See Note 3 for further information.